                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured California Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the six-month period ended April 30, 2004

MARKET CONDITIONS


The U.S. economy continued to show improvement over the six-month period under review. On the positive side, gross domestic product growth topped 4 percent in both quarters. While strength in output has historically led to higher interest rates, yields remained stubbornly low across the curve. These yields reflected low levels of observed inflation in the economy and gradual improvement in employment. The Federal Open Market Committee maintained its accommodative monetary policy.

Surprising job growth in March, combined with escalating oil prices, led investors to anticipate that the Fed would raise interest rates sooner rather than later. Yet at its April meeting, the Federal Reserve did not change its short-term lending rate but did signal a prospective shift in policy. As a result, bond yields spiked across sectors and maturities.

The supply of new municipal bonds in calendar 2003 reached record levels as municipalities took advantage of historically low interest rates. Many cities and states reduced expenditures by refinancing existing debt at lower yields. In other cases, municipalities attempted to meet budget needs by issuing additional debt. Then in the first months of 2004, bond sales began to slow.

Low interest rates also had an impact on the demand for municipal bonds. Retail and mutual fund activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yields and reinvest at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, causing credit spreads to tighten.

California remained in the municipal credit market spotlight during this period. In March, voters approved a referendum authorizing the sale of up to $15 billion of economic recovery bonds to refinance the state's accumulated budget deficit. This led the major ratings agencies to improve the outlook but not the rating for the state's beleaguered bonds. S&P shifted its stance from a stable to a positive outlook and Moody's changed from a negative to a stable outlook.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley Insured California Municipal Securities (ICS) decreased from $15.24 to $14.91 per share for the six-month period ended April 30, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.315 per share, short-term capital gains of $0.004 per share and long-term capital gains of $0.199 per share, the Trust's total NAV return was 1.49 percent. The Trust's value on the New York Stock Exchange (NYSE) decreased from $13.83 to $13.42 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust's total market return was 0.66 percent. On April 30, 2004, ICS's NYSE market price was at a 9.99 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0525 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.133 per share on April 30, 2004, versus $0.112 per share six months earlier.

The Trust's duration* was targeted to be shorter than its benchmark index. The duration adjusted for leverage was 8.2 years. Treasury futures were sold to reduce interest-rate exposure without raising the level of cash in the portfolio. We maintained an average tax-exempt bond maturity objective of 20 years to take advantage of the steepness of the municipal yield curve. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water and sewer systems were emphasized. The Trust's net assets of nearly $56 million were diversified across 31 credits in 11 long-term sectors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Trusts with shorter durations perform better in rising-interest-rate environments, while Trusts with longer durations perform better when rates decline.

   LARGEST SECTORS
   Water & Sewer                                       21.4%
   General Obligation                                  17.2%
   Tax Allocation                                      15.3%
   Mortgage                                             9.9%
   Transportation                                       9.4%

   CREDIT ENHANCEMENTS
   Ambac                                               35.7%
   FGIC                                                23.5%
   FSA                                                 22.8%
   MBIA                                                13.1%
   Connie Lee                                           2.9%
   U.S. Government Backed                               2.0%

Data as of April 30, 2004. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of April 30, 2004


WEIGHTED AVERAGE MATURITY: 19 YEARS

[BAR CHART]

1-5                                                                                0
5-10                                                                               7
10-20                                                                             54
20-30                                                                             39
30+                                                                                0

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of April 30, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

[BAR CHARTS]

2004(a)                                                                           30
2005                                                                               1
2006                                                                               3
2007                                                                               0
2008                                                                               0
2009                                                                               4
2010                                                                               2
2011                                                                              19
2012                                                                              14
2013                                                                              23
2014+                                                                              4

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.5%

2004(a)                                                                          6.30
2005                                                                             6.20
2006                                                                             6.30
2007                                                                             0.00
2008                                                                             0.00
2009                                                                             5.90
2010                                                                             5.60
2011                                                                             5.20
2012                                                                             4.90
2013                                                                             4.90
2014+                                                                            4.80

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.3% on 30% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (96.5%)
            General Obligation (16.6%)
$  3,000    California, Various Purpose Dtd 03/01/94 (FSA).............  5.50 %   03/01/20   $ 3,087,870
   2,000    Los Angeles Community College District, 2001 Ser A
              (MBIA)...................................................  5.00     06/01/26     2,005,880
            San Diego Unified School District,
   1,000      2002 Ser D (FGIC)........................................  5.25     07/01/24     1,041,120
   1,000      2003 Ser E (FSA).........................................  5.00     07/01/28     1,001,750
   1,000    Tahoe Truckee Unified School District, District #1 2001
              Refg (MBIA)..............................................  5.50     08/01/18     1,118,300
   1,000    Upland School District, 2000 Ser 2001 B (FSA)..............  5.125    08/01/25     1,019,110
--------                                                                                     -----------
   9,000                                                                                       9,274,030
--------                                                                                     -----------
            Educational Facilities Revenue (6.4%)
   1,500    California Educational Facilities Authority, National
              University Ser 1994 (Connie Lee).........................  6.20     05/01/21     1,535,430
            University of California,
   1,000      Ser 2003 B (Ambac).......................................  5.00     05/15/21     1,028,180
   1,000      Ser 2003 A (Ambac).......................................  5.00     05/15/33       997,690
--------                                                                                     -----------
   3,500                                                                                       3,561,300
--------                                                                                     -----------
            Electric Revenue (8.3%)
   1,000    Anaheim Public Financing Authority, Generation Refg Ser
              2002-B (FSA).............................................  5.25     10/01/18     1,059,590
   1,400    California Department of Water Resources, Power Supply Ser
              2002 A (Ambac)...........................................  5.375    05/01/18     1,500,030
   1,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)....................................................  5.25     07/01/21     1,047,460
   1,000    Southern California Public Power Authority, Transmission
              Refg Ser 2002 A (FSA)....................................  5.25     07/01/18     1,058,870
--------                                                                                     -----------
   4,400                                                                                       4,665,950
--------                                                                                     -----------
            Mortgage Revenue -- Multi-Family (5.2%)
   2,840    Los Angeles Community Redevelopment Agency, 1994 Ser A
--------      (Ambac)..................................................  6.45     07/01/17     2,910,517
                                                                                             -----------
            Mortgage Revenue - Single Family (4.3%)
   2,000    California Department of Veterans Affairs, Home Purchase
              2002 Ser A (Ambac).......................................  5.35     12/01/27     2,053,020
     375    California Housing Financing Agency, 1995 Ser B (AMT)
              (Ambac)..................................................  6.25     08/01/14       387,821
--------                                                                                     -----------
   2,375                                                                                       2,440,841
--------                                                                                     -----------
            Public Facilities Revenue (1.8%)
   1,000    MidPeninsula Regional Open Space District Financing
              Authority,
--------      Ser 2004 (Ambac).........................................  5.00     09/01/34       989,300
                                                                                             -----------

6
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (3.9%)
$  2,000    Sacramento Financing Authority, 1999 Solid Waste & Redev
              (Ambac)..................................................  5.75 %   12/01/22   $ 2,189,820
--------                                                                                     -----------
            Tax Allocation Revenue (14.7%)
   2,000    Bay Area Government Association, Pool 1994 Ser A (FSA).....  6.00     12/15/24     2,088,940
   3,000    Corona Redevelopment Agency, Area A 1994 Refg Ser A
              (FGIC)...................................................  6.25     09/01/13     3,105,180
   1,000    Long Beach Bond Finance Authority, Downtown, North Long
              Beach, Poly High and West Beach 2002 Ser A (Ambac).......  5.375    08/01/21     1,057,930
   2,000    Poway Redevelopment Agency, Paguay Redev Ser 2003 A
              (MBIA)...................................................  5.00     06/15/28     1,992,940
--------                                                                                     -----------
   8,000                                                                                       8,244,990
--------                                                                                     -----------
            Transportation Facilities Revenue (9.0%)
   2,000    California Infrastructure & Economic Development Bank, Bay
              Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A
              (FGIC)...................................................  5.00     07/01/29     2,002,040
   2,000    Orange County Transportation Authority, Toll Bridges
              Express Lanes Ser A (Ambac)..............................  5.00     08/15/20     2,066,680
   1,000    San Jose, Airport Ser 2001 A (FGIC)........................  5.00     03/01/25     1,001,940
--------                                                                                     -----------
   5,000                                                                                       5,070,660
--------                                                                                     -----------
            Water & Sewer Revenue (20.7%)
   1,500    California Department of Water Resources, Central Valley
              Ser Y (FGIC).............................................  5.25     12/01/19     1,594,005
   2,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)...................................................  5.00     06/01/26     2,008,800
   2,900    Garden Grove Public Finance Authority, Water Capital Impr
              Ser 1993 (FGIC)..........................................  5.50     12/15/23     2,964,931
   1,000    Metropolitan Waterworks District of Southern California
              2003 Ser B- 2 (FGIC).....................................  5.00     10/01/27     1,003,310
   2,000    Sacramento Financing Authority, Water & Capital Improvement
              2001 Ser A (Ambac).......................................  5.00     12/01/26     2,008,800
   2,000    San Francisco Public Utilities Commission, Water Refg Ser A
              2001 (FSA)...............................................  5.00     11/01/31     2,000,620
--------                                                                                     -----------
  11,400                                                                                      11,580,466
--------                                                                                     -----------
            Refunded (5.6%)
   2,000    Anaheim, Anaheim Memorial Hospital Assn COPs (Ambac)
              (ETM)....................................................  5.125    05/15/20     2,044,360
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)....................................................  5.50     10/01/32     1,069,910
--------                                                                                     -----------
   3,000                                                                                       3,114,270
--------                                                                                     -----------
  52,515    Total California Tax-Exempt Municipal Bonds (Cost $51,838,389)................    54,042,144
--------                                                                                     -----------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            California Short-Term Tax-Exempt Municipal Obligation (1.9%)
$  1,030    Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992
              (Demand 05/03/04) (Cost $1,030,000)......................  1.04*%   10/01/22   $ 1,030,000
--------                                                                                     -----------

$ 53,545    Total Investments (Cost $52,868,389) (a)...........................    98.4%     55,072,144
========
            Other Assets in Excess of Liabilities..............................     1.6         909,418
                                                                                  -----     -----------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $55,981,562
                                                                                  =====     ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
   *        Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes is
            $52,757,547. The aggregate gross unrealized appreciation is
            $2,373,808 and the aggregate gross unrealized depreciation is $59,211, resulting in net unrealized appreciation of
            $2,314,597.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

8
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $52,868,389).................  $55,072,144
Cash.................................       22,416
Interest receivable..................      954,730
Prepaid expenses and other assets....       10,911
                                       -----------
    Total Assets.....................   56,060,201
                                       -----------
Liabilities:
Payable for:
    Common shares of beneficial
      interest repurchased...........       24,393
    Investment management fee........       19,113
Accrued expenses and other
  payables...........................       35,133
                                       -----------
    Total Liabilities................       78,639
                                       -----------
Preferred shares of beneficial
  interest (1,000,000 shares
  authorized of non-participating
  $.01 par value, none issued).......           --
                                       -----------
    Net Assets Applicable to Common
      Shareholders...................  $55,981,562
                                       ===========
Composition of Net Assets Applicable
to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01
  par value, 3,753,813 shares
  outstanding).......................  $53,251,325
Net unrealized appreciation..........    2,203,755
Accumulated undistributed net
  investment income..................      499,103
Accumulated undistributed net
  realized gain......................       27,379
                                       -----------
    Total Net Assets Applicable to
      Common Shareholders............  $55,981,562
                                       ===========
Net Asset Value Per Common Share,
($55,981,562 divided by 3,753,813
common shares outstanding)...........       $14.91
                                       ===========

Statement of Operations
For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Interest Income.......................  $1,430,989
                                        ----------
Expenses
Investment management fee.............     100,817
Professional fees.....................      28,179
Transfer agent fees and expenses......      13,457
Shareholder reports and notices.......      10,255
Registration fees.....................       7,976
Custodian fees........................       2,702
Trustees' fees and expenses...........         380
Other.................................       3,838
                                        ----------
    Total Expenses....................     167,604

Less: expense offset..................      (2,666)
                                        ----------
    Net Expenses......................     164,938
                                        ----------
    Net Investment Income.............   1,266,051
                                        ----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments...........................      46,490
Futures contracts.....................      (4,117)
                                        ----------
    Net Realized Gain.................      42,373
                                        ----------
Net Change in Unrealized
Appreciation/Depreciation on:
Investments...........................    (643,474)
Futures contracts.....................        (597)
                                        ----------
    Net Depreciation..................    (644,071)
                                        ----------
    Net Loss..........................    (601,698)
                                        ----------
Net Increase..........................  $  664,353
                                        ==========

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              APRIL 30, 2004   OCTOBER 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 1,266,051      $ 2,675,423
Net realized gain...........................................         42,373          737,514
Net change in unrealized appreciation/depreciation..........       (644,071)      (1,077,676)
                                                                -----------      -----------
    Net Increase............................................        664,353        2,335,261
                                                                -----------      -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (1,190,996)      (2,736,792)
Net realized gain...........................................       (769,127)        (974,718)
                                                                -----------      -----------
    Total Dividends and Distributions.......................     (1,960,123)      (3,711,510)
                                                                -----------      -----------
Decrease from transactions in common shares of beneficial
  interest..................................................       (645,204)      (1,563,653)
                                                                -----------      -----------
    Net Decrease............................................     (1,940,974)      (2,939,902)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     57,922,536       60,862,438
                                                                -----------      -----------
End of Period
(Including accumulated undistributed net investment income
of $499,103 and $424,048, respectively).....................    $55,981,562      $57,922,536
                                                                ===========      ===========

10
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $3,119,180 and $5,385,280, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2004, the Trust had transfer agent fees and expenses payable of approximately $1,800.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2004, there were no preferred shares outstanding.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2002...................................  3,911,313    $39,113    $55,421,069
Treasury shares purchased and retired (weighted average
  discount 8.44%)*..........................................   (111,400)    (1,114)    (1,562,539)
                                                              ---------    -------    -----------
Balance, October 31, 2003...................................  3,799,913     37,999     53,858,530
Treasury shares purchased and retired (weighted average
  discount 8.00%)*..........................................    (46,100)      (461)      (644,743)
                                                              ---------    -------    -----------
Balance, April 30, 2004.....................................  3,753,813    $37,538    $53,213,787
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

6. Dividends to Common Shareholders

On March 30, 2004, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD        PAYABLE
PER SHARE      DATE          DATE
---------  ------------  -------------
 $0.0525   May 7, 2004   May 21, 2004
 $0.0525   June 4, 2004  June 18, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Insured California Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31
                                            MONTHS ENDED        ---------------------------------------------------------------
                                           APRIL 30, 2004        2003          2002          2001          2000          1999
                                           --------------       -------       -------       -------       -------       -------
                                            (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.....       $15.24           $15.56        $16.00        $15.24        $14.42        $16.00
                                                ------           ------        ------       -------       -------       -------

Income (loss) from investment operations:
    Net investment income*...............         0.33             0.67          0.69          0.78          0.76          0.74
    Net realized and unrealized gain
    (loss)...                                    (0.15)           (0.07)        (0.01)         0.71          0.77         (1.43)
                                                ------           ------        ------       -------       -------       -------

Total income (loss) from investment
 operations..............................         0.18             0.60          0.68          1.49          1.53         (0.69)
                                                ------           ------        ------       -------       -------       -------

Less dividends and distributions from:
    Net investment income................        (0.32)           (0.71)        (0.72)        (0.75)        (0.75)        (0.75)
    Net realized gain....................        (0.20)           (0.25)        (0.41)        --            --            (0.16)
                                                ------           ------        ------       -------       -------       -------

Total dividends and distributions........        (0.52)           (0.96)        (1.13)        (0.75)        (0.75)        (0.91)
                                                ------           ------        ------       -------       -------       -------

Anti-dilutive effect of acquiring
 treasury shares*........................         0.01             0.04          0.01          0.02          0.04          0.02
                                                ------           ------        ------       -------       -------       -------

Net asset value, end of period...........       $14.91           $15.24        $15.56        $16.00        $15.24        $14.42
                                                ======           ======        ======       =======       =======       =======

Market value, end of period..............       $13.42           $13.83        $14.15        $15.29       $13.375       $12.938
                                                ======           ======        ======       =======       =======       =======

Total Return+............................         0.66 %(1)        4.57%        (0.14)%       20.34%         9.34%        (9.83)%

Ratios to Average Net Assets:
Total expenses (before expense offset)...         0.58 %(2)(3)     0.55%(3)      0.55%(3)      0.57%(3)      0.56%(3)      0.58%(3)

Net investment income....................         4.40 %(2)        4.50%         4.68%         5.01%         5.18%         4.80%

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $55,982          $57,923       $60,862       $63,150       $61,360       $59,774

Portfolio turnover rate..................            6 %(1)          31%           19%           22%           14%            9%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              15
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Insured California
Municipal Securities

Semiannual Report
April 30, 2004

[MORGAN STANLEY LOGO]

                                                     38622RPT-RA04-00253P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                       3